Note 13 - Retirement and Pension Plans - Basis of Fair Value Measurement of Pension Plan Assets (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Plan assets		¥ 4,128,767	¥ 3,635,159	¥ 3,193,899
Equity Securities [Member]
Plan assets		894,224	778,788
Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets		606,612	528,083
Equity Securities [Member] | US Equity Securities [Member]
Plan assets		185,164	159,618
Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets		102,448	91,087
Debt Securities [Member]
Plan assets		1,465,918	1,250,582
Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets		786,055	632,216
Debt Securities [Member] | Debt Security, Corporate, US [Member]
Plan assets		287,216	290,360
Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets		150,444	127,659
Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets		208,011	173,598
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets		34,192	26,749
Other Financial Instruments [Member]
Plan assets	[1]	1,678,236	1,464,874
Cash [Member]
Plan assets		90,389	140,915
Fair Value, Inputs, Level 1 [Member]
Plan assets		984,613	919,703
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Plan assets		894,224	778,788
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets		606,612	528,083
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | US Equity Securities [Member]
Plan assets		185,164	159,618
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets		102,448	91,087
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Debt Security, Corporate, US [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Other Financial Instruments [Member]
Plan assets	[1]
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Plan assets		90,389	140,915
Fair Value, Inputs, Level 2 [Member]
Plan assets		3,144,154	2,715,456
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | US Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Plan assets		1,465,918	1,250,582
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets		786,055	632,216
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Debt Security, Corporate, US [Member]
Plan assets		287,216	290,360
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets		150,444	127,659
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets		208,011	173,598
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets		34,192	26,749
Fair Value, Inputs, Level 2 [Member] | Other Financial Instruments [Member]
Plan assets	[1]	1,678,236	1,464,874
Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member] | US Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | Debt Security, Corporate, US [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets
Fair Value, Inputs, Level 3 [Member] | Other Financial Instruments [Member]
Plan assets	[1]
Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Plan assets

[1]	Other financial instruments are life insurance pooled investment portfolios.